Revenues (By Geographical Location of Customers) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues from External Customers [Line Items]
Net Sales	$ 48,209	¥ 335,620	¥ 333,522	¥ 290,706
Sales in China [Member]
Revenues from External Customers [Line Items]
Net Sales	41,378	288,066	288,128	235,143
Sales in other countries principally Europe, Asia and North America [Member]
Revenues from External Customers [Line Items]
Net Sales	$ 6,831	¥ 47,554	¥ 45,394	¥ 55,563